Income Taxes - Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ (512,303)	$ (15,050)	$ 155,101
Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes domestic	349	190,849	94,558
United States
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes foreign	1,301	3,855	4,812
Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes foreign	$ (513,953)	$ (209,754)	$ 55,731